financial instruments	12 Months Ended
Dec. 31, 2018
financial instruments
financial instruments

4     financial instruments

(a)  Risks – overview

Our financial instruments, their accounting classification and the nature of certain risks to which they may be subject are set out in the following table.

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term obligations	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Share-based compensation derivatives [4]	FVTPL [2]	X	X			X
1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2

For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.

3

Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).

4

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Derivatives that are part of an established and documented cash flow hedging relationship are accounted for as held for hedging. We believe that classification as held for hedging results in a better matching of the change in the fair value of the derivative financial instrument with the risk exposure being hedged.

In respect of hedges of anticipated transactions, hedge gains/losses are included with the related expenditure and are expensed when the transaction is recognized in our results of operations. We have selected this method as we believe that it results in a better matching of the hedge gains/losses with the risk exposure being hedged.

Derivatives that are not part of a documented cash flow hedging relationship are accounted for as held for trading and thus are measured at fair value through net income.

Derivative financial instruments

We apply hedge accounting to financial instruments used to establish hedge accounting relationships for U.S. dollar-denominated transactions and to fix the cost of some share-based compensation. We believe that our use of derivative financial instruments for hedging or arbitrage assists us in managing our financing costs and/or lessening the uncertainty associated with our financing or other business activities. Uncertainty associated with currency risk and other price risk is lessened through our use of foreign exchange derivatives and share-based compensation derivatives that effectively swap floating currency exchange rates and share prices for fixed rates and prices. When entering into derivative financial instrument contracts, we seek to align the cash flow timing of the hedging items with that of the hedged items. The effects of this risk management strategy and its application are set out in (i) following.

(b)  Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table:

	December 31,	December 31,	January 1,
As at (millions)	2018	2017	2017
		(adjusted–
		Note 2 (c))	(Note 2(c))
Cash and temporary investments, net	$414	$509	$432
Accounts receivable	1,600	1,614	1,462
Contract assets	1,318	1,153	1,052
Derivative assets	103	24	17
	$3,435	$3,300	$2,963

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary.

As at December 31, 2018, the weighted average age of customer accounts receivable was 30 days (December 31, 2017 – 26 days; January 1, 2017 – 26 days) and the weighted average age of past-due customer accounts receivable was 56 days (December 31, 2017 – 60 days; January 1, 2017 – 61 days). Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market or negotiated rate on outstanding non-current customer account balances.

	December 31, 2018			December 31, 2017			January 1, 2017

As at (millions)	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
						(adjusted –
						Note 2(c))			(Note 2(c))
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date	$762	$(13)	$749	$905	$(10)	$895	$899	$(11)	$888
30-60 days past billing date	354	(10)	344	185	(8)	177	185	(9)	176
61-90 days past billing date	80	(8)	72	60	(8)	52	44	(9)	35
More than 90 days past billing date	67	(22)	45	62	(17)	45	80	(25)	55
	$1,263	$(53)	$1,210	$1,212	$(43)	$1,169	$1,208	$(54)	$1,154
1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and  the line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable; amounts charged to the customer accounts receivable allowance for doubtful accounts that were written off but were still subject to enforcement activity as at December 31, 2018, totalled $353 million (December 31, 2017 – $298 million; January 1, 2017 – $231 million). The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable above a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

Years ended December 31 (millions)	2018	2017
Balance, beginning of period	$43	$54
Additions (doubtful accounts expense)	56	54
Accounts written off, net of recoveries	(55)	(66)
Other	9	1
Balance, end of period	$53	$43

Contract assets

Credit risk associated with contract assets is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary.

As at (millions)	December 31, 2018			December 31, 2017			January 1, 2017
			Net			Net			Net
	Gross	Allowance	(Note 6(c))	Gross	Allowance	(Note 6(c))	Gross	Allowance	(Note 6(c))
						(Note 2(c))			(Note 2(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$1,068	$(51)	$1,017	$958	$(51)	$907	$901	$(48)	$853
The 12-month period ending two years hence	466	(22)	444	407	(22)	385	359	(21)	338
Thereafter	15	(1)	14	11	—	11	15	(1)	14
	$1,549	$(74)	$1,475	$1,376	$(73)	$1,303	$1,275	$(70)	$1,205

We maintain allowances for lifetime expected credit losses related to contract assets. Current economic conditions, historical information (including credit agency reports, if available), and the line of business from which the contract asset arose are all considered when determining impairment allowances. The same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our share-based compensation cash-settled equity forward agreements and foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of potential credit losses due to the possible non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(c)   Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

•	maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;
•

maintaining an agreement to sell trade receivables to an arm’s-length securitization trust and bilateral bank facilities (Note 22),a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d),(e));

•	maintaining an in-effect shelf prospectus;
•	continuously monitoring forecast and actual cash flows; and
•	managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are as disclosed in Note 26(g). As at December 31, 2018, we could offer $2.5 billion of debt or equity securities pursuant to a shelf prospectus that is in effect until June 2020 ( 2017 – $1.2 billion pursuant to a shelf prospectus that was in effect until April 2018). We believe that our investment grade credit ratings contribute to reasonable access to capital markets.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the following tables:

	Non-derivative					Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Finance	Currency swap agreement			Currency swap agreement
	financial	Short-term	commitment [2]	debt [1]	leases [1]	amounts to be exchanged [3]			amounts to be exchanged
As at December 31, 2018 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2019	$2,372	$3	$45	$1,349	$55	$(877)	$851	$—	$(542)	$516	$3,772
2020	251	3	—	1,567	51	(95)	89	1	—	—	1,867
2021	102	103	—	1,567	—	(95)	89	—	—	—	1,766
2022	18	—	—	2,086	—	(95)	89	1	—	—	2,099
2023	19	—	—	886	—	(95)	89	—	—	—	899
2024-2028	20	—	—	6,240	—	(1,917)	1,847	—	—	—	6,190
Thereafter	—	—	—	7,744	—	(1,964)	1,832	—	—	—	7,612
Total	$2,782	$109	$45	$21,439	$106	$(5,138)	$4,886	$2	$(542)	$516	$24,205
				Total (Note 26(h))			$21,293
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper, finance leases and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2018.

2	The drawdowns on the construction credit facilities are expected to occur as construction progresses through 2019.
3

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2018. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term	Currency swap agreement		Currency swap agreement
	financial	Short-term	commitment [2]	debt [1]	amounts to be exchanged [3]		amounts to be exchanged
As at December 31, 2017 (millions)	liabilities	borrowings [1]	(Note 21)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2018	$2,232	$103	$67	$1,928	$(1,188)	$1,206	$(545)	$557	$4,360
2019	40	—	—	1,531	(44)	46	—	—	1,573
2020	19	—	—	1,480	(44)	46	—	—	1,501
2021	95	—	—	1,480	(44)	46	—	—	1,577
2022	18	—	—	1,913	(44)	46	—	—	1,933
2023-2027	16	—	—	5,796	(1,591)	1,679	—	—	5,900
Thereafter	—	—	—	5,634	—	—	—	—	5,634
Total	$2,420	$103	$67	$19,762	$(2,955)	$3,069	$(545)	$557	$22,478
				Total		$19,876
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2017.

2	The drawdowns on the construction credit facilities were expected to occur as construction progresses through 2019.
3

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2017. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

(d)    Currency risk

Our functional currency is the Canadian dollar, but certain routine revenues and operating costs are denominated in U.S. dollars and some inventory purchases and capital asset acquisitions are sourced internationally. The U.S. dollar is the only foreign currency to which we have a significant exposure.

Our foreign exchange risk management includes the use of foreign currency forward contracts and currency options to fix the exchange rates on a varying percentage, typically in the range of 50% to 75%, of our domestic short-term U.S. dollar-denominated transactions and commitments and all U.S. dollar-denominated commercial paper. Other than in respect of U.S. dollar-denominated commercial paper, we designate only the spot element of these instruments as the hedging item; the forward element is wholly immaterial; in respect of U.S. dollar-denominated commercial paper, we designate the forward rate.

As discussed further in Note 26(b) and Note 26(f), we are also exposed to currency risk in that the fair value or future cash flows of our U.S. Dollar Notes and our TELUS International (Cda) Inc. credit facility U.S. dollar borrowings could fluctuate because of changes in foreign exchange rates. Currency hedging relationships have been established for the related semi-annual interest payments and the principal payment at maturity in respect of the U.S. Dollar Notes; we designate only the spot element of these instruments as the hedging item; the forward element is wholly immaterial. As the functional currency of our TELUS International (Cda) Inc. subsidiary is the U.S. dollar, fluctuations in foreign exchange rates affecting its borrowings are reflected as a foreign currency translation adjustment within other comprehensive income.

(e)    Interest rate risk

Changes in market interest rates will cause fluctuations in the fair values or future cash flows of temporary investments, construction credit facility advances made to the real estate joint venture, short-term obligations, long-term debt and interest rate swap derivatives.

When we have temporary investments, they have short maturities and fixed interest rates and as a result, their fair values will fluctuate with changes in market interest rates; absent monetization prior to maturity, the related future cash flows will not change due to changes in market interest rates.

If the balance of short-term investments includes dividend-paying equity instruments, we could be exposed to interest rate risk.

Due to the short-term nature of the applicable rates of interest charged, the fair value of the construction credit facility advances made to the real estate joint venture is not materially affected by changes in market interest rates; the associated cash flows representing interest payments will be affected until such advances are repaid.

As short-term obligations arising from bilateral bank facilities, which typically have variable interest rates, are rarely outstanding for periods that exceed one calendar week, interest rate risk associated with this item is not material.

Short-term borrowings arising from the sales of trade receivables to an arm’s-length securitization trust are fixed-rate debt. Due to the short maturities of these borrowings, interest rate risk associated with this item is not material.

All of our currently outstanding long-term debt, other than commercial paper and amounts drawn on our credit facilities (Note 26(c), (e)), is fixed-rate debt. The fair value of fixed-rate debt fluctuates with changes in market interest rates; absent early redemption, the related future cash flows will not change. Due to the short maturities of commercial paper, its fair value is not materially affected by changes in market interest rates, but the associated cash flows representing interest payments may be affected if the commercial paper is rolled over.

Amounts drawn on our short-term and long-term credit facilities will be affected by changes in market interest rates in a manner similar to commercial paper.

(f)    Other price risk

Long-term investments

We are exposed to equity price risk arising from investments classified as fair value through other comprehensive income. Such investments are held for strategic rather than trading purposes.

Share-based compensation derivatives

We are exposed to other price risk arising from cash-settled share-based compensation (appreciating Common Share prices increase both the expense and the potential cash outflow). Certain cash-settled equity swap agreements have been entered into that fix the cost associated with our estimate of TELUS Corporation restricted stock units which are expected to vest and are not subject to performance conditions (Note 14(b)).

(g)  Market risks

Net income and other comprehensive income for the years ended December 31, 2018 and 2017, could have varied if the Canadian dollar: U.S. dollar exchange rate and our Common Share price varied by reasonably possible amounts from their actual statement of financial position date amounts.

The sensitivity analysis of our exposure to currency risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The U.S. dollar-denominated balances and derivative financial instrument notional amounts as at the statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to other price risk arising from share-based compensation at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The relevant notional number of Common Shares at the statement of financial position date, which includes those in the cash‑settled equity swap agreements, has been used in the calculations.

Income tax expense, which is reflected net in the sensitivity analysis, reflects the applicable statutory income tax rates for the reporting periods.

	Net income		Other comprehensive income		Comprehensive income
Year ended December 31 (increase (decrease) in millions)	2018	2017	2018	2017	2018	2017
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(1)	$(1)	$(33)	$(15)	$(34)	$(16)
Canadian dollar depreciates	$1	$1	$33	$15	$34	$16
25 basis point change in interest rates
Interest rates increase	$(2)	$(3)	$2	$1	$—	$(2)
Interest rates decrease	$2	$3	$(1)	$—	$1	$3
25% [2] change in Common Share price [3]
Price increases	$—	$(8)	$(1)	$13	$(1)	$5
Price decreases	$5	$14	$1	$(13)	$6	$1
1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

2

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a 12-month data period and calculated on a monthly basis, the volatility of our Common Share price as at December 31, 2018, was 10.9% (2017 – 7.0%).

3

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements.

(h)   Fair values

General

The carrying values of cash and temporary investments, accounts receivable, short-term obligations, short-term borrowings, accounts payable and certain provisions (including restructuring provisions) approximate their fair values due to the immediate or short-term maturity of these financial instruments. The fair values are determined directly by reference to quoted market prices in active markets.

The fair values of our investment financial assets are based on quoted market prices in active markets or other clear and objective evidence of fair value.

The fair value of our long-term debt is based on quoted market prices in active markets.

The fair values of the derivative financial instruments we use to manage our exposure to currency risk are estimated based on quoted market prices in active markets for the same or similar financial instruments or on the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments of similar maturities subject to similar risks (such fair value estimates being largely based on the Canadian dollar: U.S. dollar forward exchange rate as at the statement of financial position dates).

The fair values of the derivative financial instruments we use to manage our exposure to increases in compensation costs arising from certain forms of share-based compensation are based on fair value estimates of the related cash-settled equity forward agreements provided by the counterparty to the transactions (such fair value estimates being largely based on our Common Share price as at the statement of financial position dates).

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

		2018					2017
		Maximum	Notional	Fair value [1] and	Price or		Maximum	Notional	Fair value [1] and	Price or
As at December 31 (millions)	Designation	maturity date	amount	carrying value	rate		maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2019	$414	$25	US$1.00: C$	1.28	2018	$110	$2	US$1.00: C$	1.24
Currency risk arising from U.S. dollar revenues	HFT [4]	2019	$74	1	US$1.00: C$	1.36	2018	$71	1	US$1.00: C$	1.25
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2019	$63	2		$45.46	2018	$73	14		$40.91
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2019	$761	21	US$1.00: C$	1.33	2018	$124	1	US$1.00: C$	1.24
				$49					$18
Other Long-Term Assets [2]
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH [3]	—	$—	$—		—	2019	$63	$6		$45.46
Currency risks arising from U.S. dollar-denominated long-term debt [5] (Note 26(b)-(c))	HFH [3]	2048	$3,134	54	US$1.00: C$	1.28	—	$—	—		—
				$54					$6
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2019	$11	$—	US$1.00: C$	1.36	2018	$376	$14	US$1.00: C$	1.30
Currency risk arising from U.S. dollar revenues	HFT [4]	2019	$18	—	US$1.00: C$	1.36	—	$—	—		—
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2019	$2	—		$47.39	—	$—	—		—
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	—	$—	—		—	2018	$1,036	18	US$1.00: C$	1.28
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2019	$8	—		2.64%	—	$—	—		—
Interest rate risk associated with planned refinancing of debt maturing	HFH [3]	2019	$250	9	2.40%, GOC 10-year term		2018	$300	1	2.14%, GOC 10-year term
				$9					$33
Other Long-Term Liabilities [2]
Derivatives used to manage
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2020	$67	$3		$48.71	—	$—	$—		—
Currency risk arising from U.S. dollar-denominated long-term debt [5] (Note 26(b)-(c))	HFH [3]	2027	$991	2	US$1.00: C$	1.33	2027	$1,910	76	US$1.00: C$	1.32
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$145	1		2.64%	—	$—	—		—
				$6					$76
1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Derivative financial assets and liabilities are not set off.
3

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.

5As set out in (d), we designate only the spot element as the hedging item. As at December 31, 2018, the foreign currency basis spread included in the fair value of the derivative instruments, and which is used for purposes of assessing hedge ineffectiveness, was $29 (December 31, 2017 – $4; January 1, 2017 – $(1)).

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

	2018		2017
	Carrying		Carrying
As at December 31 (millions)	value	Fair value	value	Fair value
Long-term debt (Note 26)	$14,101	$14,209	$13,660	$14,255

(i)   Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (b), would be the primary source of hedge ineffectiveness. There was no ineffective portion of derivative instruments classified as cash flow hedging items for the periods presented.

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	Note	2018	2017	Location	2018	2017
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$39	$(23)	Goods and services purchased	$6	$(5)
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	194	(109)	Financing costs	241	(146)
		233	(132)		247	(151)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs	14(b)	(8)	24	Employee benefits expense	2	17
		$225	$(108)		$249	$(134)
1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the year ended December 31, 2018, was $25 (2017 – $5).

The following table sets out the gains and losses arising from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship, and their location within the Consolidated statements of income and other comprehensive income.

	Gain (loss) recognized in income on derivatives
Years ended December 31 (millions)	Location	2018	2017
Derivatives used to manage currency risk	Financing costs	$—	$3